Condensed Consolidated Statements of Income (Parentheticals) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue From Related Parties	$ 12,532	$ 4,325	$ 6,406	$ 7,561